UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: August 31

Date of reporting period: September 1, 2016 to November 30, 2016

Item 1. Schedule of Investments.
Attached hereto.

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 100.0%
Financial - 35.0%
China Construction Bank Corp. — Class H	1,638,549	$1,220,993
Industrial & Commercial Bank of China Ltd. — Class H	1,781,126	1,090,722
Bank of China Ltd. — Class H	1,736,466	790,253
Ping An Insurance Group Company of China Ltd. — Class H	115,852	640,747
China Life Insurance Company Ltd. — Class H	169,995	494,207
Bank of Communications Company Ltd. — Class H	502,993	386,486
China Overseas Land & Investment Ltd.	95,995	277,220
Agricultural Bank of China Ltd. — Class H	601,982	252,228
China Pacific Insurance Group Company Ltd. — Class H	62,600	243,326
China Merchants Bank Company Ltd. — Class H	85,493	211,180
CITIC Ltd.	134,000	206,269
China CITIC Bank Corporation Ltd. — Class H	281,993	183,956
PICC Property & Casualty Company Ltd. — Class H	105,995	177,645
China Minsheng Banking Corporation Ltd. — Class H	142,490	160,922
China Resources Land Ltd.	61,999	150,589
Haitong Securities Company Ltd. — Class H	72,000	138,864
CITIC Securities Company Ltd. — Class H	51,001	119,404
Country Garden Holdings Company Ltd.[1]	177,873	99,523
New China Life Insurance Company Ltd. — Class H	18,200	92,095
China Vanke Company Ltd. — Class H	29,696	91,117
GF Securities Company Ltd. — Class H	35,272	82,580
Huatai Securities Company Ltd. — Class H2	35,927	82,538
China Galaxy Securities Company Ltd. — Class H	83,000	82,394
China Taiping Insurance Holdings Company Ltd.*	32,400	74,185
China Cinda Asset Management Company Ltd. — Class H	193,000	69,669
Fullshare Holdings Ltd.[1]	121,884	64,897
People's Insurance Company Group of China Ltd. — Class H	153,000	64,501
China Evergrande Group[1]	79,994	54,659
Far East Horizon Ltd.	47,000	42,476
China Everbright Ltd.	20,000	40,378
Shimao Property Holdings Ltd.	26,999	35,295
Chongqing Rural Commercial Bank Company Ltd. — Class H	55,994	34,939
Longfor Properties Company Ltd.	26,999	34,703

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Financial - 35.0% (continued)
Credit China Fintech Holdings Ltd.*,1	298,515	$32,327
Sino-Ocean Group Holding Ltd.	74,493	31,788
Sunac China Holdings Ltd.[1]	39,000	29,615
Guangzhou R&F Properties Company Ltd. — Class H1	22,400	28,474
Shanghai Industrial Holdings Ltd.	10,000	28,169
Shenzhen Investment Ltd.	61,999	27,016
China Jinmao Holdings Group Ltd.	85,998	23,061
SOHO China Ltd.	41,499	21,989
Guotai Junan International Holdings Ltd.[1]	53,000	21,114
Yuexiu Property Company Ltd.	135,992	20,162
Harbin Bank Company Ltd. — Class H2	67,000	20,040
CIFI Holdings Group Company Ltd.	62,000	18,384
Shui On Land Ltd.	75,493	17,908
Agile Group Holdings Ltd.	32,000	17,905
KWG Property Holding Ltd.	29,315	16,478
China South City Holdings Ltd.	70,000	16,244
Shengjing Bank Company Ltd. — Class H2	15,318	15,759
Poly Property Group Company Ltd.*	41,999	13,103
Central China Securities Company Ltd. — Class H	22,000	12,990
Joy City Property Ltd.	86,000	12,861
Hopson Development Holdings Ltd.	14,000	12,815
Noah Holdings Ltd. ADR*,1	477	11,729
Greentown China Holdings Ltd.*	14,000	11,515
Renhe Commercial Holdings Company Ltd.*,1	423,930	10,931
Total Financial		8,263,337
Communications - 27.7%
Tencent Holdings Ltd.	60,742	1,516,856
Alibaba Group Holding Ltd. ADR*	13,810	1,298,416
China Mobile Ltd.	101,451	1,107,156
Baidu, Inc. ADR*	5,712	953,618
JD.com, Inc. ADR*	20,126	540,786
Ctrip.com International Ltd. ADR*	7,820	353,699
China Unicom Hong Kong Ltd.	125,995	153,014
China Telecom Corporation Ltd. — Class H	285,981	138,259
Vipshop Holdings Ltd. ADR*,1	8,724	97,883
SINA Corp.*	1,213	93,474
58.com, Inc. ADR*,1	1,791	57,437
Weibo Corp. ADR*,1	915	46,948
YY, Inc. ADR*,1	713	30,852
ZTE Corp. — Class H	15,248	24,769
Autohome, Inc. ADR*	834	23,002
Sohu.com, Inc.*	597	20,674
Fang Holdings Ltd. ADR*,1	5,890	17,258
Bitauto Holdings Ltd. ADR*,1	715	16,123

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Communications - 27.7% (continued)
51job, Inc. ADR*	418	$14,785
21Vianet Group, Inc. ADR*,1	1,372	10,770
CITIC Telecom International Holdings Ltd.	29,000	9,534
Coolpad Group Ltd.*	64,000	7,014
Millennium Pacific Group Holdings Ltd.*	32,363	563
Total Communications		6,532,890
Technology - 7.5%
NetEase, Inc. ADR	6,431	1,441,187
Semiconductor Manufacturing International Corp.*	725,983	98,275
Lenovo Group Ltd.	147,995	91,774
TravelSky Technology Ltd. — Class H	19,000	39,829
Kingsoft Corporation Ltd.[1]	15,000	33,688
NetDragon Websoft Holdings Ltd.[1]	6,000	18,951
Chinasoft International Ltd.*	36,000	17,961
Kingdee International Software Group Company Ltd.*,1	38,000	16,461
Ju Teng International Holdings Ltd.	18,000	6,126
Shunfeng International Clean Energy Ltd.*	58,000	4,935
Total Technology		1,769,187
Consumer, Non-cyclical - 7.3%
New Oriental Education & Technology Group, Inc. ADR	2,664	133,653
Hengan International Group Company Ltd.	16,001	125,939
WH Group Ltd.[2]	145,000	120,574
China Mengniu Dairy Company Ltd.	56,998	116,839
Sinopharm Group Company Ltd. — Class H	24,801	115,745
CSPC Pharmaceutical Group Ltd.	92,000	98,800
Want Want China Holdings Ltd.[1]	133,993	85,509
China Resources Beer Holdings Company Ltd.	34,000	71,974
TAL Education Group ADR*	919	70,331
China Conch Venture Holdings Ltd.	36,500	67,291
Sino Biopharmaceutical Ltd.	93,992	64,466
Tingyi Cayman Islands Holding Corp.	39,999	47,545
China Medical System Holdings Ltd.	27,495	45,868
China Biologic Products, Inc.*	383	45,853
Jiangsu Expressway Company Ltd. — Class H	26,000	34,659
Zhejiang Expressway Company Ltd. — Class H	29,999	32,062
Tsingtao Brewery Company Ltd. — Class H	8,000	31,560
Shenzhen International Holdings Ltd.	21,322	31,392
China Huishan Dairy Holdings Company Ltd.[1]	76,000	28,414

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Non-cyclical - 7.3% (continued)
Shandong Weigao Group Medical Polymer Company Ltd. — Class H	40,001	$27,641
3SBio, Inc.*,2	22,954	24,414
Shanghai Fosun Pharmaceutical Group Company Ltd. — Class H	7,500	23,593
Tong Ren Tang Technologies Company Ltd. — Class H	12,000	22,866
Luye Pharma Group Ltd.*	33,500	22,458
Phoenix Healthcare Group Company Ltd.	13,500	21,164
CAR, Inc.*	19,818	20,516
Uni-President China Holdings Ltd.[1]	26,000	18,134
China Agri-Industries Holdings Ltd.*	44,999	18,100
CP Pokphand Company Ltd.	133,993	16,238
China Shengmu Organic Milk Ltd.*,2	54,000	15,942
China Modern Dairy Holdings Ltd.*,1	58,989	15,666
Universal Medical Financial & Technical Advisory Services Company Ltd.[2]	15,136	14,577
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd. — Class H	6,000	14,434
SSY Group Ltd.	42,000	14,132
Shenzhen Expressway Company Ltd. — Class H	14,000	13,447
Fu Shou Yuan International Group Ltd.	20,000	12,634
Tibet Water Resources Ltd.	30,000	11,990
Vinda International Holdings Ltd.	5,000	9,502
Hua Han Health Industry Holdings Ltd.†††,1,4	91,200	4,703
China Animal Healthcare Ltd.*,†††,4	36,000	–
Total Consumer, Non-cyclical		1,710,625
Energy - 7.0%
CNOOC Ltd.	336,990	424,895
China Petroleum & Chemical Corp. — Class H	535,183	373,963
PetroChina Company Ltd. — Class H	443,986	301,652
China Shenhua Energy Company Ltd. — Class H	69,996	144,925
China Everbright International Ltd.	53,999	65,440
Kunlun Energy Company Ltd.	67,994	49,702
China Longyuan Power Group Corporation Ltd. — Class H	62,998	49,300
China Oilfield Services Ltd. — Class H1	35,999	34,112
GCL-Poly Energy Holdings Ltd.[1]	252,995	33,921
Xinyi Solar Holdings Ltd.[1]	82,000	28,015
Yanzhou Coal Mining Company Ltd. — Class H1	35,999	25,154

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Energy - 7.0% (continued)
China Coal Energy Company Ltd. — Class H*,1	42,993	$21,672
Sinopec Engineering Group Company Ltd. — Class H	24,500	21,162
Shougang Fushan Resources Group Ltd.	80,000	17,224
Trina Solar Ltd. ADR*,1	1,729	16,269
Beijing Jingneng Clean Energy Co. Ltd. — Class H	42,000	13,049
Sinopec Kantons Holdings Ltd.	22,000	9,842
AAG Energy Holdings Ltd.*,2	56,000	9,458
Sinopec Oilfield Service Corp. — Class H*	44,000	9,019
United Energy Group Ltd.*	153,994	5,956
JinkoSolar Holding Company Ltd. ADR*,1	418	5,911
Total Energy		1,660,641
Consumer, Cyclical - 5.9%
Geely Automobile Holdings Ltd.	104,993	108,557
BYD Company Ltd. — Class H*	14,500	87,298
Brilliance China Automotive Holdings Ltd.	61,996	86,799
Belle International Holdings Ltd.	138,993	79,739
Shenzhou International Group Holdings Ltd.	11,999	73,789
Dongfeng Motor Group Company Ltd. — Class H	60,000	61,032
Guangzhou Automobile Group Company Ltd. — Class H	45,999	60,252
Great Wall Motor Company Ltd. — Class H	62,500	58,821
ANTA Sports Products Ltd.	20,000	58,659
Minth Group Ltd.	14,000	45,845
Alibaba Pictures Group Ltd.*,1	230,000	44,181
Haier Electronics Group Company Ltd.	25,000	41,706
Xinyi Glass Holdings Ltd.*	51,999	38,748
Sun Art Retail Group Ltd.	44,499	37,749
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	14,000	35,015
GOME Electrical Appliances Holding Ltd.[1]	254,991	33,203
China Lodging Group Ltd. ADR*	632	33,104
Fuyao Glass Industry Group Company Ltd. — Class H1,2	10,063	30,617
Qunar Cayman Islands Ltd. ADR*,1	1,016	30,510
Weichai Power Company Ltd. — Class H1	18,800	30,297
Intime Retail Group Company Ltd.	34,000	27,966
Skyworth Digital Holdings Ltd.	41,999	26,369
Air China Ltd. — Class H	37,999	26,062
Li Ning Company Ltd.*	32,000	23,557
Red Star Macalline Group Corporation Ltd. — Class H2	23,237	22,768
China Southern Airlines Company Ltd. — Class H	36,000	20,654

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Cyclical - 5.9% (continued)
BAIC Motor Corporation Ltd. — Class H2	20,953	$20,368
BEP International Holdings Ltd.	251,817	18,505
China Eastern Airlines Corporation Ltd. — Class H	36,000	17,497
Digital China Holdings Ltd.*,1	19,000	15,089
Golden Eagle Retail Group Ltd.	10,000	14,362
China Travel International Investment Hong Kong Ltd.[1]	47,999	14,047
China Dongxiang Group Company Ltd.	67,000	13,389
Imperial Pacific International Holdings Ltd.*	900,000	12,531
China Jicheng Holdings Ltd.*,1,2	369,690	9,056
Xtep International Holdings Ltd.	17,500	7,851
Shanghai Jin Jiang International Hotels Group Co. Ltd. — Class H	24,000	6,683
Dah Chong Hong Holdings Ltd.	16,000	6,395
China Harmony New Energy Auto Holding Ltd.	15,500	6,195
Cosmo Lady China Holdings Company Ltd.[2]	13,000	5,028
China New City Commercial Development Ltd.*	9,394	2,628
Total Consumer, Cyclical		1,392,921
Industrial - 5.3%
AAC Technologies Holdings, Inc.	15,482	140,117
China Communications Construction Company Ltd. — Class H	91,993	110,296
CRRC Corporation Ltd. — Class H	91,000	89,866
Anhui Conch Cement Company Ltd. — Class H	24,500	70,910
China Railway Group Ltd. — Class H	77,993	70,384
Sunny Optical Technology Group Company Ltd.	13,970	70,330
Zhuzhou CRRC Times Electric Company Ltd. — Class H	11,500	62,417
China State Construction International Holdings Ltd.	35,999	58,198
China Railway Construction Corporation Ltd. — Class H	38,499	54,696
Yangzijiang Shipbuilding Holdings Ltd.	57,400	32,860
China National Building Material Company Ltd. — Class H	59,998	30,322
Beijing Capital International Airport Company Ltd. — Class H	30,000	29,588
China High Speed Transmission Equipment Group Co. Ltd.	22,000	29,441
AviChina Industry & Technology Company Ltd. — Class H	40,999	28,384
China Communications Services Corp. Ltd. — Class H	47,993	28,276

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Industrial - 5.3% (continued)
Shanghai Electric Group Company Ltd. — Class H*,1	57,998	$27,965
Lee & Man Paper Manufacturing Ltd.	33,999	26,124
Haitian International Holdings Ltd.	13,000	25,978
China Railway Signal & Communication Corporation Ltd. — Class H2	29,077	23,242
Sinotrans Ltd. — Class H	43,000	21,509
BBMG Corp. — Class H	48,000	18,503
Hollysys Automation Technologies Ltd.*	895	16,880
Xinjiang Goldwind Science & Technology Company Ltd. — Class H1	10,000	15,780
SITC International Holdings Company Ltd.	25,000	15,471
China Resources Cement Holdings Ltd.	36,000	15,455
China Lesso Group Holdings Ltd.	21,000	15,188
Guangshen Railway Company Ltd. — Class H	28,000	14,800
China International Marine Containers Group Co. Ltd. — Class H	9,300	14,052
China Zhongwang Holdings Ltd.[1]	28,799	13,366
CT Environmental Group Ltd.††,1	54,000	13,019
Tianneng Power International Ltd.	14,000	12,490
Zoomlion Heavy Industry Science and Technology Company Ltd. — Class H1	26,199	12,058
Beijing Enterprises Clean Energy Group Ltd.*	427,270	11,898
China Machinery Engineering Corp. — Class H	17,000	11,112
SIIC Environment Holdings Ltd.*	18,420	8,037
Wasion Group Holdings Ltd.[1]	8,000	5,043
Tech Pro Technology Development Ltd.*	100,000	2,669
China Shanshui Cement Group Ltd.*,†††,4	105,999	–
Total Industrial		1,246,724
Utilities - 2.5%
Guangdong Investment Ltd.	59,998	84,003
Beijing Enterprises Water Group Ltd.	99,993	72,320
China Gas Holdings Ltd.	47,999	63,489
CGN Power Company Ltd. — Class H2	211,271	63,463
China Resources Power Holdings Company Ltd.	37,999	62,509
Huaneng Power International, Inc. — Class H	85,994	53,880
China Resources Gas Group Ltd.	18,000	53,374
Beijing Enterprises Holdings Ltd.	10,500	48,462
Huaneng Renewables Corporation Ltd. — Class H	79,992	25,782

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Utilities - 2.5% (continued)
China Power International Development Ltd.	65,999	$24,420
Datang International Power Generation Company Ltd. — Class H	59,996	16,166
Huadian Power International Corporation Ltd. — Class H	32,000	13,573
Huadian Fuxin Energy Corporation Ltd. — Class H	52,000	11,732
Total Utilities		593,173
Basic Materials - 1.5%
Jiangxi Copper Company Ltd. — Class H	25,999	39,753
Zijin Mining Group Company Ltd. — Class H	117,992	39,550
Sinopec Shanghai Petrochemical Company Ltd. — Class H	71,998	37,871
Kingboard Chemical Holdings Ltd.	13,300	37,294
Aluminum Corporation of China Ltd. — Class H*,1	81,994	36,575
Nine Dragons Paper Holdings Ltd.	33,999	29,850
China Hongqiao Group Ltd.	30,500	28,311
China Molybdenum Co. Ltd. — Class H1	72,000	18,565
Huabao International Holdings Ltd.*	40,999	17,337
Zhaojin Mining Industry Company Ltd. — Class H	17,500	15,928
Angang Steel Company Ltd. — Class H*	24,000	13,552
Fufeng Group Ltd.	23,000	10,526
Yingde Gases Group Company Ltd.	21,000	8,285
China BlueChemical Ltd. — Class H	35,999	8,261
Total Basic Materials		341,658
Diversified - 0.3%
China Merchants Port Holdings Company Ltd.	15,630	39,253
Legend Holdings Corp. — Class H2	7,150	17,293
Carnival Group International Holdings Ltd.*,1	120,000	14,542
Total Diversified		71,088
Total Common Stocks
(Cost $24,277,237)		23,582,244

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Face Amount	Value
SECURITIES LENDING COLLATERAL ††, 3 - 2.2%
Joint Repurchase Agreements
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29% due 12/01/16	$247,484	$247,484
HSBC Securities (USA), Inc. issued 11/30/16 at 0.26% due 12/01/16	191,875	191,875
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28% due 12/01/16	77,846	77,846
Total Securities Lending Collateral
(Cost $517,205)	517,205

Value
Total Investments - 102.2%
(Cost $24,794,442)	$24,099,449
Other Assets & Liabilities, net - (2.2)%	(513,566)
Total Net Assets - 100.0%	$23,585,883

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2016 - See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $495,135 (cost $494,165), or 2.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral - See Note 4.
4	Security was fair valued by the Valuation Committee at November 30, 2016. The total market value of fair valued securities amounts to $4,703, (cost$124,546) or less than 0.1% of total net assets.

ADR	American Depositary Receipt

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$23,564,522	$13,019	$4,703	$23,582,244
Securities Lending Collateral	—	517,205	—	517,205
Total	$23,564,522	$530,224	$4,703	$24,099,449
The following is a summary of significant unobservable inputs used in the, fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category	Ending Balance at 11/30/16	Valuation Technique	Unobservable Inputs
Common Stocks	$4,703	Last trade with adjustment	25% - 100% Discount

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of November 30, 2016, compared to the valuation levels at the end of the previous fiscal year are detailed below:
Transfer from Level 1 to Level 2	$13,019
Transfer from Level 1 to Level 3	4,703

The transfer from Level 1 to Level 2 and the transfer from Level 1 to Level 3 are the results of the securities being halted on the principal exchange on which they trade.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2016:

	Common Stocks
Beginning Balance	$-	*
Transfers into Level 3	4,703
Ending Balance	$4,703
Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2016	$-
* Market value is less than $1.

Guggenheim China Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Communications - 47.5%
Tencent Holdings Ltd.	242,757	$6,062,157
Alibaba Group Holding Ltd. ADR*	60,701	5,707,108
Baidu, Inc. ADR*	26,038	4,347,044
SINA Corp.*	37,161	2,863,627
58.com, Inc. ADR*,1	54,126	1,735,821
Weibo Corp. ADR*,1	28,206	1,447,250
YY, Inc. ADR*	21,704	939,132
Autohome, Inc. ADR*	28,973	799,075
ZTE Corp. — Class H	478,217	776,821
Sohu.com, Inc.*,1	19,370	670,783
Bitauto Holdings Ltd. ADR*,1	24,342	548,912
Fang Holdings Ltd. ADR*,1	160,144	469,222
BYD Electronic International Company Ltd.	399,884	355,721
21Vianet Group, Inc. ADR*,1	38,618	303,151
China All Access Holdings Ltd.[1]	818,707	265,984
Coolpad Group Ltd.*	1,977,868	216,741
Comba Telecom Systems Holdings Ltd.	888,540	162,664
KongZhong Corp. ADR*	20,262	134,945
Renren, Inc. ADR*	54,430	104,506
Suncorp Technologies Ltd.*,1	8,934,727	84,087
V1 Group Ltd.*	1,841,972	78,365
Phoenix New Media Ltd. ADR*,1	20,053	77,405
Total Communications		28,150,521
Technology – 27.9%
NetEase, Inc. ADR	22,604	5,065,556
Semiconductor Manufacturing International Corp.*,1	21,952,220	2,971,622
Lenovo Group Ltd.	3,448,701	2,138,585
TravelSky Technology Ltd. — Class H	590,860	1,238,599
Kingsoft Corporation Ltd.[1]	463,744	1,041,483
Chinasoft International Ltd.*	1,200,252	598,838
NetDragon Websoft Holdings Ltd.[1]	173,591	548,301
Kingdee International Software Group Company Ltd.*,1	1,189,242	515,151
AGTech Holdings Ltd.*,1	1,848,869	357,539
PAX Global Technology Ltd.[1]	472,727	316,913
Tian Ge Interactive Holdings Ltd.[1,2]	395,956	299,648
Hua Hong Semiconductor Ltd.[2]	221,060	255,070
NQ Mobile, Inc. — Class A ADR*,1	54,318	203,693
Cheetah Mobile Inc ADR*,1	19,200	195,072
Boyaa Interactive International Ltd.*,1	332,001	183,621
Ju Teng International Holdings Ltd.	514,623	175,154
Changyou.com Ltd. ADR*	7,156	172,674
Shunfeng International Clean Energy Ltd.*	1,916,120	163,039
Shanghai Fudan Microelectronics Group Company Ltd. — Class H*	161,204	134,048
Total Technology		16,574,606

Guggenheim China Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrial - 13.7%
AAC Technologies Holdings, Inc.	257,728	$2,332,514
Sunny Optical Technology Group Company Ltd.	426,340	2,146,361
China Railway Signal & Communication Corporation Ltd. — Class H2	904,854	723,263
Tongda Group Holdings Ltd.	2,372,040	697,241
Hollysys Automation Technologies Ltd.	30,193	569,440
Truly International Holdings Ltd.	981,856	391,140
GCL New Energy Holdings Ltd.*	4,539,577	269,215
Wasion Group Holdings Ltd.[1]	314,534	198,291
Hi Sun Technology China Ltd.*	1,152,869	184,301
Landing International Development Ltd.*	7,305,055	179,880
China Aerospace International Holdings Ltd.	1,216,570	158,411
Technovator International Ltd.	325,630	133,499
China Electronics Corporation Holdings Company Ltd.	534,164	127,401
Total Industrial		8,110,957
Energy - 5.0%
GCL-Poly Energy Holdings Ltd.[1]	7,779,446	1,043,057
Xinyi Solar Holdings Ltd.[1]	2,528,578	863,869
Trina Solar Ltd. ADR*,1	55,403	521,342
United Photovoltaics Group Ltd.*	2,274,593	193,541
JinkoSolar Holding Company Ltd. ADR*,1	13,515	191,102
JA Solar Holdings Company Ltd. ADR*	24,998	135,989
Total Energy		2,948,900
Basic Materials - 2.8%
Kingboard Chemical Holdings Ltd.	407,858	1,143,653
Kingboard Laminates Holdings Ltd.	476,913	422,398
Peace Map Holding Ltd.*	3,942,858	81,839
Total Basic Materials		1,647,890
Consumer, Cyclical - 1.9%
Nan Hai Corporation Ltd.*	12,379,671	454,862
Digital China Holdings Ltd.[1]	535,579	425,335
VST Holdings Ltd.	450,800	149,363
HNA Holding Group Company Ltd.*	2,483,297	107,250
Total Consumer, Cyclical		1,136,810
Consumer, Non-cyclical - 0.9%
HC International, Inc.*	390,254	284,263
China Innovationpay Group Ltd.*	2,990,566	242,896
Anxin-China Holdings Ltd.*,†††,3	2,144,054	–
Total Consumer, Non-cyclical		527,159
Financial - 0.2%
National Agricultural Holdings Ltd.*	534,446	115,755
Total Common Stocks
(Cost $60,387,375)		59,212,598

Guggenheim China Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Face Amount	Value
SECURITIES LENDING COLLATERAL ††, 4 - 10.2%
Joint Repurchase Agreements
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27% due 12/01/16	$1,403,244	$1,403,244
Mizuho Securities (USA), Inc. issued 11/30/16 at 0.28% due 12/01/16	1,403,244	1,403,244
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29% due 12/01/16	1,403,244	1,403,244
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 11/30/16 at 0.26% due 12/01/16	914,841	914,841
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28% due 12/01/16	903,149	903,149
Total Securities Lending Collateral
(Cost $6,027,722)	6,027,722
Total Investments - 110.1%
(Cost $66,415,097)	$65,240,320
Other Assets & Liabilities, net - (10.1)%	(5,970,517)
Total Net Assets - 100.0%	$59,269,803

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2016 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $1,277,980 (cost $1,097,428), or 2.2% of total net assets.

3	Security was fair valued by the Valuation Committee at November 30, 2016. The total market value of fair valued securities amounts to $0, (cost $436,315) or 0.0% of total net assets.
4	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets
Common Stocks	$59,212,598	$—	$—	*	$59,212,598
Securities Lending Collateral	—	6,027,722	—		6,027,722
Total	$59,212,598	$6,027,722	$—	*	$65,240,320
*Market value is less than $1.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category	Ending Balance at 11/30/2016		Valuation Technique	Unobservable Inputs
Common Stocks	$-	*	Last trade with adjustment	100% Discount
*Market value is less than $1.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2016, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2016:
Level 3 – Fair value measurement using significant unobservable inputs
Beginning Balance	$-	*
Ending Balance	$-	*
Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2016.	$-
* Market value is less than $1.

Guggenheim Solar ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.7%
Cayman Islands - 39.1%
GCL-Poly Energy Holdings Ltd.[1]	108,370,464	$14,530,150
Xinyi Solar Holdings Ltd*.[1]	36,526,964	12,479,157
Trina Solar Ltd. ADR*	1,248,696	11,750,229
JinkoSolar Holding Company Ltd. ADR*,1	578,224	8,176,087
Daqo New Energy Corp.*,1	353,270	7,136,054
JA Solar Holdings Company Ltd. ADR*,1	1,309,015	7,121,042
Shunfeng International Clean Energy Ltd.*	81,424,342	6,928,257
Hanwha Q Cells Co. Ltd.*,1	548,367	4,458,224
Total Cayman Islands		72,579,200
United States - 35.4%
First Solar, Inc.*,1	452,464	13,718,708
TerraForm Power, Inc. — Class A*,1	830,002	10,482,925
8Point3 Energy Partners, LP1	632,476	8,083,043
SunPower Corp. — Class A*,1	1,141,619	7,717,344
TerraForm Global, Inc. — Class A*	1,928,368	7,327,798
Sunrun, Inc.*,1	1,253,358	6,392,126
Vivint Solar, Inc.*,1	2,089,985	6,060,957
SolarEdge Technologies, Inc.*,1	456,857	6,030,512
Total United States		65,813,413

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Canada - 5.4%
Canadian Solar, Inc.*,1	874,675	$10,085,003
United Kingdom - 5.1%
Atlantica Yield plc[1]	524,484	9,503,650
Norway - 4.1%
REC Silicon ASA*,1	68,808,404	7,516,820
Germany - 3.7%
SMA Solar Technology AG1	282,038	6,831,909
Bermuda - 3.6%
China Singyes Solar Technologies Holdings Ltd.[1]	14,054,672	6,758,578
Switzerland - 3.3%
Meyer Burger Technology AG*,1	2,587,869	6,173,388
Total Common Stocks
(Cost $315,964,981)		185,261,961

SECURITIES LENDING COLLATERAL ††, 2 - 38.3%
Joint Repurchase Agreements	Face Amount	Value
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27% due 12/01/16	$16,540,395	$16,540,395
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 11/30/16 at 0.28% due 12/01/16	16,540,395	16,540,395
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29% due 12/01/16	16,540,395	16,540,395
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28% due 12/01/16	10,659,760	10,659,760
Credit Suisse Securities (USA), LLC issued 11/30/16 at 0.26% due 12/01/16	5,675,537	5,675,537
Mizuho Securities (USA), Inc. issued 11/30/16 at 0.28% due 12/01/16	5,089,076	5,089,076
Total Securities Lending Collateral
(Cost $71,045,558)	71,045,558
Total Investments - 138.0%
(Cost $387,010,539)	$256,307,519
Other Assets & Liabilities, net - (38.0)%	(70,517,605)
Total Net Assets - 100.0%	$185,789,914

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$185,261,961	$—	$—	$185,261,961
Securities Lending Collateral	—	71,045,558	—	71,045,558
Total	$185,261,961	$71,045,558	$—	$256,307,519

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2016, there were no transfers between levels.

Guggenheim S&P Global Water Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.8%
United States - 40.3%
American Water Works Co., Inc.	469,984	$34,059,739
Danaher Corp.	284,392	22,230,923
Xylem, Inc.	422,533	21,794,252
IDEX Corp.	179,526	16,805,429
Aqua America, Inc.	468,473	13,927,702
Olin Corp.[1]	389,473	10,126,298
Tetra Tech, Inc.	151,721	6,501,245
Rexnord Corp.*	242,207	5,328,554
Mueller Industries, Inc.	134,821	5,121,850
Mueller Water Products, Inc. — Class A	381,270	5,044,202
Watts Water Technologies, Inc. — Class A	65,695	4,486,969
California Water Service Group	126,730	4,378,522
American States Water Co.	96,580	4,094,992
Franklin Electric Company, Inc.	90,451	3,532,112
Badger Meter, Inc.	68,614	2,487,258
Aegion Corp. — Class A*	91,407	2,211,135
Calgon Carbon Corp.	119,375	2,112,938
Lindsay Corp.[1]	25,064	2,112,394
Middlesex Water Co.	43,008	1,752,146
Advanced Drainage Systems, Inc.	83,451	1,694,055
Connecticut Water Service, Inc.	29,669	1,617,554
York Water Co.	33,998	1,237,527
Gorman-Rupp Co.	41,220	1,234,539
Total United States		173,892,335
United Kingdom - 15.0%
United Utilities Group plc	1,801,412	19,873,545
Severn Trent plc	629,558	17,202,285
Pennon Group plc	1,086,923	11,108,456
Halma plc	891,084	10,498,613
Rotork plc	2,045,995	5,994,445
Total United Kingdom		64,677,344
Switzerland - 8.7%
Geberit AG	87,345	34,512,701
Sulzer AG	29,891	3,051,749
Total Switzerland		37,564,450
France - 7.1%
Veolia Environnement S.A.	1,019,173	17,627,962
Suez	941,952	13,164,756
Total France		30,792,718
Ireland - 5.2%
Pentair plc	392,890	22,575,459
China - 4.4%
Guangdong Investment Ltd.	7,448,000	10,427,863
China Everbright International Ltd.	6,986,000	8,466,077
Total China		18,893,940

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Japan - 2.8%
Ebara Corp.	246,700	$6,438,947
Kurita Water Industries Ltd.	261,400	5,455,345
Total Japan		11,894,292
Bermuda - 2.5%
Beijing Enterprises Water Group Ltd.[1]	12,882,000	9,316,911
China Water Affairs Group Ltd.	2,198,000	1,572,702
Total Bermuda		10,889,613
South Korea - 2.4%
Coway Company Ltd.	140,582	10,161,395
Sweden - 2.4%
Alfa Laval AB1	676,747	10,145,341
Netherlands - 2.1%
Aalberts Industries N.V.	226,860	6,918,774
Arcadis N.V.	188,719	2,195,117
Total Netherlands		9,113,891
Austria - 2.0%
Andritz AG	166,764	8,611,648
Brazil - 1.8%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	902,852	7,945,098
Italy - 1.5%
Hera SpA	1,574,033	3,264,330
Interpump Group SpA	187,427	3,020,114
Total Italy		6,284,444
Israel - 1.1%
Israel Chemicals Ltd.[1]	1,204,005	4,616,415
Spain - 0.4%
Fomento de Construcciones y Contratas S.A.*,1	190,420	1,575,580
Cayman Islands - 0.1%
Kangda International Environmental Co. Ltd.[2]	2,457,000	630,353
Total Common Stocks
(Cost $356,826,709)		430,264,316

	Face Amount	Value
SECURITIES LENDING COLLATERAL ††, 3
Joint Repurchase Agreements
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27% due 12/01/16	$1,734,066	$1,734,066
Mizuho Securities (USA), Inc. issued 11/30/16 at 0.28% due 12/01/16	1,734,066	1,734,066
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29% due 12/01/16	1,734,066	1,734,066
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 11/30/16 at 0.26% due 12/01/16	1,130,515	1,130,515
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28% due 12/01/16	1,116,469	1,116,469
Total Securities Lending Collateral
(Cost $7,449,182)	7,449,182
Total Investments - 101.5%
(Cost $364,275,891)	$437,713,498
Other Assets & Liabilities, net - (1.5)%	(6,303,659)
Total Net Assets - 100.0%	$431,409,839

*	Non-income producing security.
†	Value determined based on Level 1 inputs - See Note 2.
††	Value determined based on Level 2 inputs - See Note 2.
1	All or portion of this security is on loan at November 30, 2016 - See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $630,353 (cost $1,352,087), or 0.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral - See Note 4.

Guggenheim S&P Global Water Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

ADR	American Depositary Receipt
plc	Public Limited Company

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$430,264,316	$—	$—	$430,264,316
Securities Lending Collateral	—	7,449,182	—	7,449,182
Total	$430,264,316	$7,449,182	$—	$437,713,498

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2016, there were no transfers between levels.

Guggenheim S&P High Income Infrastructure ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.4%
United States - 17.7%
Williams Companies, Inc.	28,837	$885,296
Targa Resources Corp.	12,347	657,972
Kinder Morgan, Inc.	24,829	551,204
ONEOK, Inc.	6,935	380,939
Pattern Energy Group, Inc.[1]	10,487	205,860
Total United States		2,681,271
Canada - 17.2%
Veresen, Inc.	57,552	528,181
Gibson Energy, Inc.	30,007	407,279
Inter Pipeline Ltd.	16,728	339,760
Pembina Pipeline Corp.	9,751	286,235
Capital Power Corp.	14,090	244,579
Superior Plus Corp.	23,990	214,101
Westshore Terminals Investment Corp.	8,313	171,194
Northland Power, Inc.	10,392	167,867
TransAlta Renewables, Inc.	15,507	158,345
Just Energy Group, Inc.	14,375	78,578
Total Canada		2,596,119
Bermuda - 13.3%
Golar LNG Ltd.[1]	36,047	879,547
Ship Finance International Ltd.[1]	50,718	730,339
Nordic American Tankers Ltd.[1]	46,979	403,080
Total Bermuda		2,012,966
China – 11.9%
Huaneng Power International, Inc. — Class H	671,581	420,785
Datang International Power Generation Company Ltd. — Class H	1,464,017	394,474
China Power International Development Ltd.	1,007,532	372,792
China Resources Power Holdings Company Ltd.	191,413	314,882
Huadian Power International Corporation Ltd. — Class H	720,071	305,420
Total China		1,808,353
Marshall Islands - 5.8%
DHT Holdings, Inc.[1]	155,252	551,145
Teekay Tankers Ltd. — Class A	143,120	332,038
Total Marshall Islands		883,183
France - 5.1%
Electricite de France S.A.	33,707	357,385
Engie S.A.	16,893	208,769
Gaztransport Et Technigaz S.A.	6,083	206,878
Total France		773,032
Spain - 4.8%
Abertis Infraestructuras S.A.	20,902	279,489
Gas Natural SDG S.A.	10,644	182,352
Enagas S.A.	6,517	160,733

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Spain - 4.8% (continued)
Saeta Yield S.A.	11,796	$102,358
Total Spain		724,932
United Kingdom - 4.3%
Atlantica Yield plc[1]	15,321	277,616
SSE plc	10,812	199,251
Centrica plc	68,004	178,680
Total United Kingdom		655,547
Australia - 4.0%
DUET Group	145,294	255,494
AusNet Services	162,570	178,370
Spark Infrastructure Group	102,872	171,016
Total Australia		604,880
New Zealand - 3.7%
Contact Energy Ltd.	57,355	191,070
Mercury NZ Ltd.	88,398	188,596
Infratil Ltd.	49,842	98,565
Genesis Energy Ltd.	51,114	73,546
Total New Zealand		551,777
Portugal - 2.8%
EDP - Energias de Portugal S.A.	82,964	239,998
REN - Redes Energeticas Nacionais SGPS S.A.	65,658	179,627
Total Portugal		419,625
Italy - 2.4%
ERG SpA	21,841	212,575
Snam SpA	32,729	126,863
Italgas SpA*	6,542	23,429
Total Italy		362,867
Belgium - 2.2%
Euronav N.V.	44,878	335,483
Finland - 1.8%
Fortum Oyj	18,922	274,993
MULT - 1.3%
HK Electric Investments & HK Electric Investments Ltd.[2]	215,550	190,077
Germany - 1.1%
E.ON SE	21,357	141,076
Uniper SE*	2,135	26,623
Total Germany		167,699
Total Common Stocks
(Cost $15,199,903)		15,042,804

	Face Amount	Value
SECURITIES LENDING COLLATERAL ††, 3 - 6.0%
Joint Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 11/30/16 at 0.28% due 12/01/16	$211,238	$211,238
BNP Paribas Securities Corp. issued 11/30/16 at 0.29% due 12/01/16	211,237	211,237
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28% due 12/01/16	211,237	211,237
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27% due 12/01/16	211,237	211,237
Credit Suisse Securities (USA), LLC issued 11/30/16 at 0.26% due 12/01/16	62,546	62,546
Total Securities Lending Collateral
(Cost $907,495)	907,495
Total Investments - 105.4%
(Cost $16,107,398)	$15,950,299
Other Assets & Liabilities, net - (5.4)%	(811,186)
Total Net Assets - 100.0%	$15,139,113

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2016 — See Note 4.

Guggenheim S&P High Income Infrastructure ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $190,077 (cost $191,866), or 1.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 4.

plc	Public Limited Company

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$15,042,804	$—	$—	$15,042,804
Securities Lending Collateral	—	907,495	—	907,495
Total	$15,042,804	$907,495	$—	$15,950,299

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2016, there were no transfers between levels.

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
EXCHANGE-TRADED FUNDS† - 5.1%
Guggenheim Enhanced Short Duration ETF[1]	35,850	$1,799,311
Total Exchange-Traded Funds
(Cost $1,800,387)		1,799,311
CLOSED-END FUNDS† - 1.0%
Guggenheim Strategic Opportunities Fund[1]	18,501	355,589
Total Closed-End Funds
(Cost $349,956)		355,589

	Face
	Amount	Value
SHORT TERM INVESTMENTS - 15.5%
U.S. TREASURY BILLS†† - 8.1%
United States Treasury Bill
0.00% due 01/26/17[2]	$2,600,000	2,598,508
0.00% due 01/12/17[2]	300,000	299,891
Total U.S. Treasury Bills
(Cost $2,898,595)		2,898,399
REPURCHASE AGREEMENTS†† - 4.7%
Jefferies & Company, Inc.
3.64% due 12/15/16[3]
(Cost $1,680,000)	1,680,000	1,680,000
COMMERCIAL PAPER†† - 1.4%
Omnicom Capital, Inc.
0.74% due 12/06/16
(Cost $499,946)	500,000	499,940
MONEY MARKET FUND† - 1.3%
Federated U.S. Treasury Cash Reserve Fund
0.28%
(Cost $468,635)	468,635	468,635
Total Short Term Investments
(Cost $5,547,176)		5,546,974

	Face
	Amount	Value
CORPORATE BONDS††- 25.1%
Financial - 10.0%
Citigroup, Inc.
5.95%[4,5]	460,000	460,575
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[6]	394,514	392,880
KeyBank North America/Cleveland OH
1.73% due 11/22/21[4]	350,000	350,679
Apollo Management Holdings, LP
4.40% due 05/27/26[6]	350,000	348,072
Bank of America Corp.
6.50%[4,5]	200,000	208,140
6.30%[4,5]	100,000	104,250
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[11]	237,363	222,913
AMC East Communities LLC
6.01% due 01/15/53[6]	196,512	194,327
Synchrony Financial
3.70% due 08/04/26	200,000	192,148

	Face
	Amount	Value
CORPORATE BONDS†† - 25.1% (continued)
Financial - 10.0% (continued)
Farmers Exchange Capital
7.05% due 07/15/28[6]	$165,000	$190,311
Fort Benning Family Communities LLC
5.81% due 01/15/51[11]	200,000	185,670
Wilton Re Finance LLC
5.87% due 03/30/33[4,6]	150,000	152,814
Hospitality Properties Trust
5.25% due 02/15/26	150,000	151,742
Pacific Beacon LLC
5.38% due 07/15/26[6]	127,233	137,618
Kennedy-Wilson, Inc.
5.88% due 04/01/24	100,000	100,750
WP Carey, Inc.
4.25% due 10/01/26	100,000	97,022
GEO Group, Inc.
5.88% due 10/15/24	50,000	48,250
6.00% due 04/15/26	50,000	48,000
Total Financial		3,586,161
Consumer, Non-cyclical - 4.7%
Express Scripts Holding Co.
4.50% due 02/25/26	350,000	362,483
Abbott Laboratories
3.75% due 11/30/26	350,000	346,053
Johns Hopkins Health System Corp.
3.84% due 05/15/46	350,000	333,794
WEX, Inc.
4.75% due 02/01/23[6]	265,000	260,362
Total System Services, Inc.
4.80% due 04/01/26	200,000	212,649
Vector Group Ltd.
7.75% due 02/15/21	150,000	156,375
Total Consumer, Non-cyclical		1,671,716
Communications - 3.4%
Cox Communications, Inc.
2.95% due 06/30/23[6]	350,000	328,610
Discovery Communications LLC
4.90% due 03/11/26	200,000	209,932
T-Mobile USA, Inc.
6.13% due 01/15/22	200,000	209,416
Juniper Networks, Inc.
4.35% due 06/15/25	200,000	200,742
DISH DBS Corp.
5.88% due 11/15/24	150,000	152,063
Sprint Communications, Inc.
9.00% due 11/15/18[6]	100,000	109,875
Total Communications		1,210,638
Consumer, Cyclical - 2.5%
HP Communities LLC
5.78% due 03/15/46[6]	150,000	159,969
5.86% due 09/15/53[6]	100,000	105,549
AutoNation, Inc.
4.50% due 10/01/25	175,000	175,570
Hyatt Hotels Corp.
4.85% due 03/15/26	150,000	157,574

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Face
	Amount	Value
CORPORATE BONDS†† - 25.1% (continued)
Consumer, Cyclical - 2.5% (continued)
Wyndham Worldwide Corp.
5.10% due 10/01/25	$150,000	$156,539
Group 1 Automotive, Inc.
5.25% due 12/15/23[6]	150,000	146,625
Total Consumer, Cyclical		901,826
Energy - 2.4%
Buckeye Partners, LP
3.95% due 12/01/26	200,000	191,757
4.35% due 10/15/24	100,000	101,149
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	150,000	165,719
ConocoPhillips
6.50% due 02/01/39	130,000	160,000
MPLX, LP
4.88% due 12/01/24	100,000	100,756
Hess Corp.
4.30% due 04/01/27	100,000	94,883
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[6]	50,000	51,344
Total Energy		865,608
Basic Materials - 1.4%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[6]	200,000	203,167
Yamana Gold, Inc.
4.95% due 07/15/24	180,000	176,471
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[4,6]	100,000	110,250
Total Basic Materials		489,888
Industrial - 0.6%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75% due 10/15/20	200,000	205,750
Technology - 0.1%
CDK Global, Inc.
5.00% due 10/15/24	50,000	48,903
Total Corporate Bonds
(Cost $8,974,701)		8,980,490
COLLATERALIZED MORTGAGE OBLIGATION†† - 21.3%
Government Agency - 14.8%
Freddie Mac Multifamily Structured Pass Through Certificates
2014-K037, 1.18% due 01/25/24[4,7]	6,702,133	385,113
2015-K042, 1.19% due 12/25/24[4,7]	4,484,723	310,325
2014-K038, 1.34% due 03/25/24[4,7]	4,471,318	306,922
2014-K036, 0.92% due 10/25/23[4,7]	6,324,278	272,453
2013-K026, 1.15% due 11/25/22[4,7]	5,417,407	267,405

	Face	Value
	Amount
COLLATERALIZED MORTGAGE OBLIGATION†† - 21.3% (continued)
Government Agency - 14.8% (continued)
2013-K035, 0.57% due 08/25/23[4,7]	$8,694,461	$200,676
Federal Farm Credit Banks
3.00% due 04/11/31	400,000	392,409
2.99% due 03/29/30	400,000	376,396
Fannie Mae Principal Strip
0.00% due 05/15/29[2,8]	450,000	294,952
0.00% due 05/15/30[2,8]	450,000	288,570
0.00% due 01/15/30[2,8]	150,000	96,213
Federal Home Loan Banks
5.50% due 07/15/36	250,000	330,885
2.70% due 09/08/36	210,000	191,445
Fannie Mae
2.70% due 08/08/31	350,000	326,176
1.88% due 09/24/26	200,000	185,152
Freddie Mac
0.00% due 01/02/34[2]	350,000	188,435
0.00% due 12/14/29[2]	150,000	98,670
6.75% due 03/15/31	67,000	95,745
Freddie Mac Coupon Strips
0.00% due 09/15/30[2]	350,000	220,120
FREMF Mortgage Trust
2013-K29, 0.13% due 05/25/46[6,7]	30,821,420	187,928
Fannie Mae Interest Strip
0.00% due 01/15/33[2,8]	300,000	167,583
Tennessee Valley Authority
5.38% due 04/01/56	100,000	124,676
Total Government Agency		5,308,249
Residential Mortgage Backed Securities - 4.7%
LSTAR Securities Investment Trust
2015-1, 2.62% due 01/01/20[4,6]	374,511	373,026
2016-5, 2.53% due 11/01/21[4,6]	250,000	247,406
Alternative Loan Trust
2007-OA7, 0.77% due 05/25/47[4]	320,477	271,011
CSMC Series
2015-12R, 1.03% due 11/30/37[4,6]	250,000	234,939
RALI Series Trust
2007-QO2, 0.74% due 02/25/47[4]	358,743	202,513
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-7, 2.68% due 09/25/36[9]	359,530	200,871
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[6,9]	151,660	153,320
Total Residential Mortgage Backed Securities		1,683,086

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 21.3% (continued)
Commercial Mortgage Backed Securities - 1.8%
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 2.44% due 06/15/28[4,6]	$250,000	$244,661
GS Mortgage Securities Corporation Trust
2016-ICE2, 4.79% due 02/15/33[4,6]	200,000	201,564
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.73% due 01/15/59[4]	1,987,655	186,534
Total Commercial Mortgage Backed Securities		632,759
Total Collateralized Mortgage Obligation
(Cost $7,750,979)		7,624,094
ASSET BACKED SECURITIES†† - 13.8%
Collateralized Loan Obligations - 11.3%
Cerberus Loan Funding XVI, LP
2016-2A, 3.24% due 11/17/27†††,4,6	500,000	499,726
Golub Capital Partners CLO 33M Ltd.
2016-33A, 3.37% due 11/21/28[4,6]	500,000	498,571
Newstar Commercial Loan Funding LLC
2016-1A, 4.68% due 02/25/28[4,6]	250,000	250,746
Oaktree EIF I Series A1 Ltd.
2016-A, 4.53% due 01/20/27[4,6]	250,000	250,478
CIFC Funding Ltd.
2013-4A, 4.19% due 11/27/24[4,6]	250,000	250,094
OZLM Funding II Ltd.
2016-2A, 3.62% due 10/30/27[4,6]	250,000	249,976
Oaktree EIF II Series Ltd.
2014-A2, 4.11% due 11/15/25[4,6]	250,000	249,502
Flatiron CLO 2012-1 Ltd.
2016-1A, 4.25% due 10/25/21[4,6]	250,000	249,010
TICP CLO II Ltd.
2014-2A, 3.88% due 07/20/26[4,6]	250,000	248,424
FS Senior Funding Ltd.
2015-1A, 2.68% due 05/28/25[4,6]	250,000	247,894
ACIS CLO Ltd.
2013-1A, 3.83% due 04/18/24[4,6]	250,000	244,122

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 13.8% (continued)
Collateralized Loan Obligations - 11.3% (continued)
Northwoods Capital XI Ltd.
2014-11A, 3.63% due 04/15/25[4,6]	$250,000	$243,357
Ballyrock CLO LLC
2014-1A, 5.88% due 10/20/26[4,6]	250,000	208,725
Catamaran CLO 2014-1 Ltd.
2014-1A, 5.38% due 04/20/26[4,6]	250,000	205,004
Venture XIII CLO Ltd.
2013-13A, 0.00% due 06/10/25[2,6]	250,000	150,489
Total Collateralized Loan Obligations		4,046,118
Transportation - 2.0%
Apollo Aviation Securitization Equity Trust 2016-2
2016-2, 4.21% due 11/15/41[6]	500,000	500,036
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[6]	201,807	201,202
Total Transportation		701,238
Restaurant - 0.4%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[6]	149,625	149,672
Collateralized Debt Obligations - 0.1%
Gramercy Real Estate CDO Ltd.
2006-1A, 1.25% due 07/25/41[4,6]	24,689	24,595
Total Asset Backed Securities
(Cost $4,833,982)		4,921,623
U.S. GOVERNMENT SECURITIES† - 8.1%
U.S. Treasury Notes
2.00% due 11/15/26††,10	2,434,000	2,354,990
U.S. Treasury Bonds
0.00% due 11/15/44††,2	1,295,000	544,874
Total U.S. Government Securities
(Cost $2,962,022)		2,899,864
MUNICIPAL BONDS†† - 5.6%
California - 2.5%
San Diego Unified School District General Obligation Unlimited
0.00% due 07/01/36[2]	800,000	343,064
State of California General Obligation Unlimited
7.30% due 10/01/39	130,000	184,447
7.60% due 11/01/40	5,000	7,523

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Face
	Amount	Value
MUNICIPAL BONDS†† - 5.6% (continued)
California - 2.5% (continued)
Los Angeles Community College District General Obligation Unlimited
6.75% due 08/01/49	$130,000	$187,041
Los Angeles Department of Water & Power Revenue Bonds
6.57% due 07/01/45	130,000	179,175
Total California		901,250
New York - 1.1%
Metropolitan Transportation Authority Revenue Bonds
6.69% due 11/15/40	140,000	190,277
Port Authority of New York & New Jersey Revenue Bonds
5.65% due 11/01/40	155,000	187,679
Total New York		377,956
Michigan - 1.0%
Great Lakes Water Authority Water Supply System Revenue Revenue Bonds
5.25% due 07/01/33	315,000	347,404
Nevada - 0.9%
Las Vegas Valley Water District General Obligation Limited
5.00% due 06/01/46	300,000	332,022
Texas - 0.1%
Leander Independent School District General Obligation Unlimited
0.00% due 08/16/44[2]	100,000	31,045
Total Municipal Bonds
(Cost $2,043,205)		1,989,677
SENIOR FLOATING RATE INTERESTS††,4 - 5.2%
Technology - 2.2%
Epicor Software Corp.
4.75% due 06/01/22	199,747	199,198
Cengage Learning, Inc.
5.25% due 06/07/23	199,750	191,618
LANDesk Software
5.50% due 09/06/22	100,000	100,500
5.50% due 09/27/22	50,000	50,250
Mitel US Holdings, Inc.
5.50% due 04/29/22	140,490	141,308

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 5.2% (continued)
Technology - 2.2% (continued)
Solera LLC
5.75% due 03/03/23	$99,500	$100,558
Total Technology		783,432
Consumer, Cyclical - 1.5%
Floor & Decor Outlets of America, Inc.
5.25% due 09/30/24	200,000	200,000
SRS Distribution, Inc.
5.25% due 08/25/22	129,173	130,410
PetSmart, Inc.
4.00% due 03/10/22	99,244	99,510
Acosta, Inc.
4.25% due 09/26/21	99,352	94,012
Equinox Holdings, Inc.
5.00% due 02/01/20	10,000	10,041
Total Consumer, Cyclical		533,973
Consumer, Non-cyclical - 1.1%
Chobani LLC
5.25% due 10/07/23	175,000	176,860
Albertsons LLC
4.50% due 08/22/21	128,361	128,442
DJO Finance LLC
4.25% due 06/07/20	100,000	95,750
Total Consumer, Non-cyclical		401,052
Transportation - 0.4%
Travelport Finance Luxembourg Sarl
5.00% due 09/02/21	145,289	146,167
Total Senior Floating Rate Interests
(Cost $1,858,638)		1,864,624
FOREIGN GOVERNMENT BONDS†† - 1.4%
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[4,6]	200,000	205,000
Kenya Government International Bond
6.88% due 06/24/24[6]	200,000	190,000
Bermuda Government International Bond
3.72% due 01/25/27[6]	96,000	91,200
Total Foreign Government Bonds
(Cost $489,099)		486,200
Total Investments - 102.1%
(Cost $36,610,145)		$36,468,446
Other Assets & Liabilities, net - (2.1)%		(750,602)
Total Net Assets - 100.0%		$35,717,844

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Affiliated issuer — See Note 7.
2	Zero coupon rate security.
3	Repurchase agreements — See Note 5
4	Variable rate security. Rate indicated is rate effective at November 30, 2016.
5	Perpetual maturity.
6
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $9,942,439 (cost $9,883,607), or 27.8% of total net assets.

7	Interest only security.

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

8	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
9	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
10	All or portion of this security is on loan at November 30, 2016 — See Note 4.
11
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $408,583 (cost $420,016), or 1.1% of total net assets — See Note 9.

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Pty	Proprietary
S.A.	Corporation

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets
Exchange-Traded Funds	$1,799,311	$—		$—	$1,799,311
Closed-End Funds	355,589	—		—	355,589
Short Term Investments	468,635	5,078,339		—	5,546,974
Corporate Bonds	—	8,980,490		—	8,980,490
Collateralized Mortgage Obligations	—	7,624,094		—	7,624,094
Asset Backed Securities	—	4,421,897		499,726	4,921,623
U.S. Government Securities	—	2,899,864		—	2,899,864
Municipal Bonds	—	1,989,677		—	1,989,677
Senior Floating Rate Interests	—	1,864,624		—	1,864,624
Foreign Government Bonds	—	486,200		—	486,200
Swap agreements	—	122,005	*	—	122,005
Total Assets	$2,623,535	$33,467,190		$499,726	$36,590,451

Liabilities
Unfunded Loan Commitments	$—	$249,220		$—	$249,220
Total Liabilities	$—	$249,220		$—	$249,220
*Represents the unrealized gain/loss at period end.

If not referenced in the table, please refer to the Schedule of Investments for a breakdown of investment type by industry category.

The following is a summary of significant unobservable inputs used in the, fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category	Ending Balance at 11/30/2016	Valuation Technique	Unobservable Inputs
Asset Backed Securities	$499,726	Option adjusted spread off the prior month end broker quote over the 3 month LIBOR	Indicative Quote

Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2016, there were no transfers between levels.

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2016:

Level 3 – Fair value measurement using significant unobservable inputs
Asset Backed Securities
Beginning Balance	$-
Change in Unrealized Gain/Loss	(274)
Purchases	500,000
Ending Balance	$499,726
Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2016	(274)

Guggenheim U.S. Large Cap Optimized Volatility ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 98.4%
Consumer, Non-cyclical - 28.6%
Procter & Gamble Co.	662	$54,589
Merck & Company, Inc.	796	48,707
Coca-Cola Co.	1,148	46,322
PepsiCo, Inc.	443	44,344
Bristol-Myers Squibb Co.	693	39,113
Automatic Data Processing, Inc.	358	34,375
Anthem, Inc.	241	34,350
Colgate-Palmolive Co.	479	31,245
Cigna Corp.	229	30,855
Eli Lilly & Co.	459	30,808
Kimberly-Clark Corp.	260	30,059
General Mills, Inc.	476	29,007
Baxter International, Inc.	609	27,021
Cardinal Health, Inc.	377	26,771
Dr Pepper Snapple Group, Inc.	256	22,205
Conagra Brands, Inc.	578	21,207
Clorox Co.	180	20,801
Hershey Co.	195	18,845
Johnson & Johnson	163	18,142
Verisk Analytics, Inc. — Class A*	217	18,028
Laboratory Corporation of America Holdings*	142	17,871
Quanta Services, Inc.*	513	17,298
Perrigo Company plc	198	17,095
Quest Diagnostics, Inc.	192	16,792
Church & Dwight Company, Inc.	357	15,633
Varian Medical Systems, Inc.*	133	11,947
Patterson Companies, Inc.	277	10,731
Lamb Weston Holdings, Inc.	192	6,428
Pfizer, Inc.	86	2,764
Total Consumer, Non-cyclical		743,353
Financial - 15.8%
Wells Fargo & Co.	1,192	63,081
U.S. Bancorp	823	40,837
M&T Bank Corp.	217	31,235
American Tower Corp. — Class A	297	30,374
Crown Castle International Corp.	331	27,625
AvalonBay Communities, Inc.	167	27,470
Equity Residential	449	26,944
Boston Properties, Inc.	212	26,263
Visa, Inc. — Class A	313	24,201
Willis Towers Watson plc	180	22,387
HCP, Inc.	647	19,106
Loews Corp.	383	17,101
People's United Financial, Inc.	814	15,238
Federal Realty Investment Trust	98	13,761
Berkshire Hathaway, Inc. — Class B*	87	13,697
JPMorgan Chase & Co.	112	8,979
Quality Care Properties, Inc.*	129	1,935
Total Financial		410,234
Consumer, Cyclical - 12.7%
McDonald's Corp.	341	40,671
Wal-Mart Stores, Inc.	561	39,511
Costco Wholesale Corp.	229	34,375
TJX Companies, Inc.	434	34,000
NIKE, Inc. — Class B	650	32,546
Ford Motor Co.	2,652	31,718

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Consumer, Cyclical - 12.7% (continued)
Carnival Corp.	600	$30,846
AutoZone, Inc.*	39	30,544
Dollar Tree, Inc.*	327	28,828
LKQ Corp.*	425	13,953
Bed Bath & Beyond, Inc.	297	13,309
Total Consumer, Cyclical		330,301
Utilities - 12.4%
Dominion Resources, Inc.	429	31,441
Duke Energy Corp.	418	30,836
Southern Co.	629	29,450
Exelon Corp.	886	28,804
Public Service Enterprise Group, Inc.	675	27,884
PPL Corp.	825	27,605
Sempra Energy	275	27,445
Xcel Energy, Inc.	693	27,034
Consolidated Edison, Inc.	383	26,722
FirstEnergy Corp.	588	18,399
Entergy Corp.	248	17,045
American Electric Power Company, Inc.	266	15,707
CenterPoint Energy, Inc.	596	14,221
Total Utilities		322,593
Technology - 7.6%
Apple, Inc.	525	58,023
International Business Machines Corp.	287	46,557
Oracle Corp.	1,074	43,164
Microsoft Corp.	633	38,145
Teradata Corp.*	432	11,599
Total Technology		197,488
Communications - 7.1%
AT&T, Inc.	1,492	57,636
Verizon Communications, Inc.	1,060	52,894
Motorola Solutions, Inc.	231	18,538
Amazon.com, Inc.*	22	16,513
Facebook, Inc. — Class A*	124	14,684
Frontier Communications Corp.[1]	2,996	10,935
Alphabet, Inc. — Class A*	9	6,983
Alphabet, Inc. — Class C*	8	6,064
Total Communications		184,247
Industrial - 7.0%
Lockheed Martin Corp.	143	37,931
Republic Services, Inc. — Class A	323	17,923
Rockwell Collins, Inc.	180	16,690
Waters Corp.*	112	15,072
J.B. Hunt Transport Services, Inc.	158	15,068
CH Robinson Worldwide, Inc.	198	14,820
FLIR Systems, Inc.	412	14,795
Expeditors International of Washington, Inc.	254	13,396
PerkinElmer, Inc.	240	12,173
General Electric Co.	379	11,658
Stericycle, Inc.*	158	11,529
Total Industrial		181,055

Guggenheim U.S. Large Cap Optimized Volatility ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Energy - 5.1%
Exxon Mobil Corp.	880	$76,824
ConocoPhillips	815	39,544
FMC Technologies, Inc.*	465	15,931
Total Energy		132,299
Basic Materials - 2.1%
Praxair, Inc.	257	30,917
Newmont Mining Corp.	734	23,811
Total Basic Materials		54,728
Total Common Stocks
(Cost $2,593,103)		2,556,298

	Face Amount	Value
SECURITIES LENDING COLLATERAL††, 3 - 0.4
Joint Repurchase Agreements
BNP Paribas Securities Corp. issued 11/30/16 at 0.28% due 12/01/16	$2,563	$2,563
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28% due 12/01/16	2,563	2,563
HSBC Securities (USA), Inc. issued 11/30/16 at 0.28% due 12/01/16	2,563	2,563
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 11/30/16 at 0.28% due 12/01/16	2,563	2,563
Credit Suisse Securities (USA), LLC issued 11/30/16 at 0.47% due 12/01/16	758	758
Total Securities Lending Collateral
(Cost $11,010)	11,010
Total Investments - 98.8%
(Cost $2,604,113)	$2,567,308
Other Assets & Liabilities, net - 1.2%	30,822
Total Net Assets - 100.0%	$2,598,130

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$2,556,298	$—	$—	$2,556,298
Securities Lending Collateral	—	11,010	—	11,010
Total	$2,556,298	$11,010	$—	$2,567,308

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange–Traded Fund Trust 2’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

The following 7 portfolios have a quarterly reporting period ended on November 30, 2016:

Guggenheim China All-Cap ETF
Guggenheim China Technology ETF
Guggenheim Solar ETF
Guggenheim S&P Global Water Index ETF
Guggenheim S&P High Income Infrastructure ETF
Guggenheim Total Return Bond ETF
Guggenheim U.S. Large Cap Optimized Volatility ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”).

1.	Significant Accounting Policies
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange traded funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
As of November 30, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim China All-Cap ETF	$24,929,817	$3,952,972	$(4,783,340)	$(830,368)
Guggenheim China Technology ETF	68,544,975	9,770,764	(13,075,419)	(3,304,655)
Guggenheim Solar ETF	413,029,229	-	(156,721,710)	(156,721,710)
Guggenheim S&P Global Water Index ETF	368,778,382	96,215,777	(27,280,661)	68,935,116
Guggenheim S&P High Income Infrastructure ETF	16,218,840	443,608	(712,450)	(268,842)
Guggenheim Total Return Bond ETF	36,623,852	379,796	(535,202)	(155,406)
Guggenheim U.S. Large Cap Optimized Volatility ETF	2,610,292	85,320	(128,304)	(42,984)

4.	Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of November 30, 2016, the Funds participated in securities lending as follows:
	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim China All-Cap ETF	$1,230,344	$517,205	$831,191	$1,348,396
Guggenheim China Technology ETF	10,780,963	6,027,722	5,601,262	11,628,984
Guggenheim Solar ETF	79,824,410	71,045,558	15,474,435	86,519,993
Guggenheim S&P Global Water Index ETF	10,026,321	7,449,182	3,210,921	10,660,103
Guggenheim S&P High Income Infrastructure ETF	1,233,293	907,495	358,446	1,265,941
Guggenheim Total Return Bond ETF	155,142	-	158,710	158,710
Guggenheim U.S. Large Cap Optimized Volatility ETF	10,775	11,010	-	11,010

The following represents a breakdown of the collateral for the joint repurchase agreements at November 30, 2016:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29% due 12/01/16	$19,925,189	$19,925,189	Various U.S. Government obligations and U.S. Government agency securities	$35,312,603	$20,326,260
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27% due 12/01/16	19,888,942	19,888,942	Various U.S. Government obligations and U.S. Government agency securities	47,316,581	20,286,883
HSBC Securities (USA), Inc. issued 11/30/16 at 0.26% due 12/01/16	191,875	191,875	Various U.S. Government obligations and U.S. Government agency securities	192,090	195,713
HSBC Securities (USA), Inc. issued 11/30/16 at 0.28% due 12/01/16	2,563	2,563	Various U.S. Government obligations and U.S. Government agency securities	2,567	2,614
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 11/30/16 at 0.28% due 12/01/16	16,754,196	16,754,196	Various U.S. Government obligations and U.S. Government agency securities	23,298,761	17,089,279
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 11/30/16 at 0.26% due 12/01/16	2,045,356	2,045,356	Various U.S. Government obligations and U.S. Government agency securities	1,971,297	2,086,263
Citigroup Global markets, Inc. issued 11/30/16 at 0.28% due 12/01/16	12,971,024	12,971,024	Various U.S. Government obligations and U.S. Government agency securities	18,478,177	13,232,903
Mizuho Securities (USA), Inc. issued 11/30/16 at 0.28% due 12/01/16	8,226,386	8,226,386	Various U.S. Government obligations and U.S. Government agency securities	8,350,583	8,410,091
Credit Suisse Securities (USA), LLC issued 11/30/16 at 0.47% due 12/01/16	5,738,083	5,738,083	Various U.S. Government obligations and U.S. Government agency securities	4,615,671	5,852,987
Credit Suisse Securities (USA), LLC issued 11/30/16 at 0.47% due 12/01/16	758	758	Various U.S. Government obligations and U.S. Government agency securities	610	774
BNP Paribas Securities Corp. issued 11/30/16 at 0.28% due 12/01/16	2,563	2,563	Various U.S. Government obligations and U.S. Government agency securities	3,786	2,614
BNP Paribas Securities Corp. issued 11/30/16 at 0.29% due 12/01/16	211,237	211,237	Various U.S. Government obligations and U.S. Government agency securities	312,176	215,462

5.  Repurchase Agreements
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of November 30, 2016, the repurchase agreements held in Guggenheim Total Return Bond ETF in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Jefferies & Company, Inc. 3.64%, due 12/15/16	$1,496,000	$1,500,538	Neuberger Berman CLO Ltd., 8.79%, 07/15/2027	$3,712,000	$2,301,551
Jefferies & Company, Inc. 3.64%, due 12/15/16	184,000	184,558	Venture CDO Ltd., 6.12%, 01/15/28	403,297	283,078
	$1,680,000				$2,584,629

6.  Swaps
Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Fund’s custodian bank.

The Guggenheim Total Return Bond ETF may enter into swap agreements to manage its exposure to interest rates and/or credit risk, to generate income or to manage duration. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

As of November 30, 2016, the Guggenheim Total Return Bond ETF had swaps with a total notional value of $2,150,000 outstanding. Details of the swap agreements outstanding as of November 30, 2016, were as follows:
Counterparty	Exchange	Termination Date	Notional Amount ($000)	Fixed Rate	Receive Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch	CME	09/02/25	$1,650	1.409%	3 Month LIBOR	$100,822
Merrill Lynch	CME	08/10/23	500	1.336%	3 Month LIBOR	21,183
						$122,005

7. Affiliated Transactions
The Guggenheim Total Return Bond Fund ETF had the following transactions with affiliated funds during the period ended November 30, 2016.

	Share Activity				For the Period Ended November 30, 2016
Security Name	Balance 8/31/16	Purchases	Sales	Balance 11/30/16	Value	Dividends and Capital Gains Distributions Received
Guggenheim Strategic Opportunities Fund	10,851	7,650	-	18,501	$355,589	$7,321
Guggenheim Enhanced Short Duration ETF	-	35,850	-	35,850	1,799,311	1,778
					$2,154,900	$9,099

Affiliated funds accounted for $0 of the net realized loss on investments and $3,019 of the change in net unrealized depreciation on investments during the period

8. Loan Commitments
As of November 30, 2016, the Guggenheim Total Return Bond Fund ETF had the following unfunded loan commitments which could be extended at the option of the borrower:
Borrower	Maturity Date	Face Amount	Value
Numericable	01/14/25	$150,000	$149,579
Equinox Fitness	01/31/20	99,239	99,641
			$249,220

9.  Restricted Securities
As of November 30, 2016, the securities below held in the Guggenheim Total Return Bond Fund ETF are considered illiquid and restricted under guidelines established by the Board:
Restricted Securities	Acquisition Date	Cost	Value
Mid-Atlantic Military Family Communities LLC., 5.30% due 08/01/50	10/10/16	$231,016	$222,913
Fort Benning Communities LLC., 5.81% due 01/15/51	05/27/16	189,000	185,670
		$420,016	$408,583

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	January 30, 2017

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	January 30, 2017